DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Discontinued Operations
DISCONTINUED OPERATIONS

20. DISCONTINUED OPERATIONS

On June 8, 2023, the Company disposed the variable interest entities and their subsidiaries, Fujian Blue Hat Interactive Entertainment Technology Ltd. (“Blue Hat Fujian”). The subsidiaries including Pingxiang Blue Hat Technology Co. Ltd. (“Blue Hat Pingxiang”), Fujian Lanyun Canghai Technology Co., Ltd (“Fujian Lanyun”). The VIEs and subsidiaries mainly operating in interactive toys and mobile game business in PRC, upon the disposition, the assets and liabilities are transferred to Blue Hat WOFE.

On June 8, 2023, he Company also disposed another variable interest entities and their subsidiaries, Fujian Xinyou Technology Co., Ltd (“Xinyou Technology”), Fresh Joy Entertainment Limited (“Fresh Joy”), Hong Kong Xinyou Entertainment Company (“Xinyou Entertainment”), Fujian Roar Game Technology Co., Ltd (“Fujian Roar Game”) Fuzhou Csfctech Co., Ltd (“Fuzhou CSFC”) and Fuzhou UC71 Co., Ltd (“Fuzhou UC71”). The VIEs and subsidiaries mainly operating in interactive toys and mobile game business in PRC, the disposition resulting in a gain on disposal of $7,389,310.

Loss from discontinued operations for the ended December 31, 2023 was as follows:

December 31,
2023
Revenues	$—
Cost of sales	—
Gross profit	—
Operating expenses:
General and Administrative	—
Selling expenses	—
Research and development	—
Total	$—
Other income (expense)
Interest income	$—
Other (expense) income, net	—
Other finance expenses	—
Total	—
Loss from discontinued operations before income tax	—
Income tax provision	—
Loss from discontinued operations before non-controlling interest	$—
Less: Net loss attributable to non-controlling interest	—
Foreign currency translation	—
Gain/(Loss) from discontinued operation	$7,389,310